Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade receivables.
Schedule of trade receivables

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Trade receivables	738,004	881,147
Less: impairment loss allowance (Note 4.1(b))	(27,881)	(42,457)
	710,123	838,690